Financial instruments - additional disclosures (Details 11) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Ten day loss fair value VAR model [line items]
All financial instruments	$ 337	$ 498
Instruments sensitive to foreign currency exchange rates	217	184
Instruments sensitive to equity market movements	122	27
Instruments sensitive to interest rates	221	242
Average
Ten day loss fair value VAR model [line items]
All financial instruments	443	521
Instruments sensitive to foreign currency exchange rates	324	277
Instruments sensitive to equity market movements	60	28
Instruments sensitive to interest rates	253	282
High
Ten day loss fair value VAR model [line items]
All financial instruments	553	560
Instruments sensitive to foreign currency exchange rates	473	352
Instruments sensitive to equity market movements	122	35
Instruments sensitive to interest rates	361	338
Low
Ten day loss fair value VAR model [line items]
All financial instruments	337	466
Instruments sensitive to foreign currency exchange rates	217	184
Instruments sensitive to equity market movements	22	21
Instruments sensitive to interest rates	169	219
Worst case loss scenario
Ten day loss fair value VAR model [line items]
All financial instruments	7	7
Instruments sensitive to interest rates	$ 7	$ 7